Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments - Debt Instruments Valued At Fair Value - CLP ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income	$ 1,060,523	$ 1,357,846
Stage 1 - Individual [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income	1,060,307	1,357,846
Stage 2 - Individual [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income	216
Stage 3 - Individual [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income
Investment Grade [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income	1,028,181	1,269,516
Investment Grade [Member] | Stage 1 - Individual [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income	1,027,965	1,269,516
Investment Grade [Member] | Stage 2 - Individual [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income	216
Investment Grade [Member] | Stage 3 - Individual [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income
Non-investment grade [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income
Non-investment grade [Member] | Stage 1 - Individual [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income
Non-investment grade [Member] | Stage 2 - Individual [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income
Non-investment grade [Member] | Stage 3 - Individual [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income
Without Rating [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income	32,342	88,330
Without Rating [Member] | Stage 1 - Individual [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income	32,342	88,330
Without Rating [Member] | Stage 2 - Individual [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income
Without Rating [Member] | Stage 3 - Individual [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income